Label	Element	Value
Class I Prospectus | PNC MID CAP VALUE FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000778202_SupplementTextBlock	Supplement dated June 7, 2013 to the PNC Equity Funds Class I Shares Prospectus dated September 28, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	PNC MID CAP VALUE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

A.            In addition to the changes made to the section “PRINCIPAL INVESTMENT STRATEGIES” for the PNC Mid Cap Value Fund in paragraph E of the supplement dated June 4, 2013, effective June 28, 2013, the first  sentence of the first paragraph under the section entitled “PRINCIPAL INVESTMENT STRATEGIES” on page 14 of the prospectus  is deleted in its entirety and replaced with the following:

The fund primarily invests in a diversified portfolio of mid cap companies.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

B.            Effective June 28, 2013, under the section entitled “Principal Risks” on page 14 of the prospectus  the following  paragraph is inserted immediately following the first paragraph:

Growth Investing Risk. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds and preferred stock generally take precedence over the claims of those who own common stock.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please contact PNC Funds at 1-800-622-FUND (3863) for more information. INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE